UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-21345

                               NORCAP FUNDS, INC.
               (Exact name of registrant as specified in charter)

                        8010 EXCELSIOR DRIVE, SUITE 300
                               MADISON, WI 53717
              (Address of principal executive offices) (Zip code)

                                DANIEL T. MURPHY
                               NORCAP FUND, INC.
                        8010 EXCELSIOR DRIVE, SUITE 300
                               MADISON, WI 53717
                    (Name and address of agent for service)

                                 (608)831-8018
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2005
                         -------------

Date of reporting period: DECEMBER 31, 2004
                          -----------------



ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               NORCAP FUNDS, INC.

                               NORCAP GROWTH FUND

                               SEMIANNUAL REPORT

                               December 31, 2004

                               NORCAP GROWTH FUND

Dear Fellow Shareholders,

After a disappointing first three quarters, the equity markets finally responded to the generally positive economic backdrop and posted solid gains during the fourth quarter. Earlier in the year, stock prices had been flat as investors were concerned about the possible negative impact of higher oil prices, inflation and interest rates on corporate earnings. As the year progressed, these concerns abated as earnings growth remained strong and we started to see a decline in oil prices.

  The Inverse Relationship Between Stock Prices and Oil Prices
         December 31, 2003 Through December 31, 2004

        Date             Price Close         Oil-Light Crude
        ----             -----------         ---------------
     31-Dec-2003           1111.920               32.52
     01-Jan-2004           1111.920               32.52
     02-Jan-2004           1108.485               32.52
     05-Jan-2004           1122.220               33.78
     06-Jan-2004           1123.670               33.70
     07-Jan-2004           1126.330               33.62
     08-Jan-2004           1131.920               33.98
     09-Jan-2004           1121.860               34.31
     12-Jan-2004           1127.230               34.72
     13-Jan-2004           1121.220               34.43
     14-Jan-2004           1130.520               34.50
     15-Jan-2004           1132.050               33.44
     16-Jan-2004           1139.830               35.07
     19-Jan-2004           1139.830               35.07
     20-Jan-2004           1138.770               36.20
     21-Jan-2004           1147.620               34.58
     22-Jan-2004           1143.940               34.93
     23-Jan-2004           1141.550               34.94
     26-Jan-2004           1155.370               34.47
     27-Jan-2004           1144.050               34.12
     28-Jan-2004           1128.480               33.62
     29-Jan-2004           1134.115               32.81
     30-Jan-2004           1131.130               33.05
     02-Feb-2004           1135.260               34.98
     03-Feb-2004           1136.030               34.10
     04-Feb-2004           1126.520               33.10
     05-Feb-2004           1128.590               33.08
     06-Feb-2004           1142.760               32.48
     09-Feb-2004           1139.810               32.83
     10-Feb-2004           1145.540               33.87
     11-Feb-2004           1157.760               34.00
     12-Feb-2004           1152.110               33.98
     13-Feb-2004           1145.810               34.56
     16-Feb-2004           1145.810               34.56
     17-Feb-2004           1156.990               35.19
     18-Feb-2004           1151.820               35.45
     19-Feb-2004           1147.060               36.00
     20-Feb-2004           1144.110               35.60
     23-Feb-2004           1140.990               34.35
     24-Feb-2004           1139.090               34.58
     25-Feb-2004           1143.670               35.68
     26-Feb-2004           1144.910               35.51
     27-Feb-2004           1144.940               36.16
     01-Mar-2004           1155.960               36.86
     02-Mar-2004           1149.100               36.66
     03-Mar-2004           1151.040               35.80
     04-Mar-2004           1154.880               36.64
     05-Mar-2004           1156.860               37.26
     08-Mar-2004           1147.210               36.57
     09-Mar-2004           1140.580               36.28
     10-Mar-2004           1123.890               36.10
     11-Mar-2004           1106.780               36.78
     12-Mar-2004           1120.570               36.19
     15-Mar-2004           1104.490               37.44
     16-Mar-2004           1110.700               37.48
     17-Mar-2004           1123.750               38.18
     18-Mar-2004           1122.320               37.93
     19-Mar-2004           1109.780               38.08
     22-Mar-2004           1095.400               37.11
     23-Mar-2004           1093.950               37.45
     24-Mar-2004           1091.330               37.01
     25-Mar-2004           1109.190               35.51
     26-Mar-2004           1108.060               35.73
     29-Mar-2004           1122.470               35.45
     30-Mar-2004           1127.000               36.25
     31-Mar-2004           1126.210               35.76
     01-Apr-2004           1132.170               34.27
     02-Apr-2004           1141.810               34.39
     05-Apr-2004           1150.570               34.38
     06-Apr-2004           1148.160               34.97
     07-Apr-2004           1140.530               36.15
     08-Apr-2004           1139.320               37.14
     09-Apr-2004           1139.320               37.14
     12-Apr-2004           1145.200               37.84
     13-Apr-2004           1129.440               37.21
     14-Apr-2004           1128.170               36.72
     15-Apr-2004           1128.840               37.57
     16-Apr-2004           1134.610               37.74
     19-Apr-2004           1135.820               37.42
     20-Apr-2004           1118.150               37.60
     21-Apr-2004           1124.090               35.73
     22-Apr-2004           1139.930               36.71
     23-Apr-2004           1140.600               36.46
     26-Apr-2004           1135.530               36.97
     27-Apr-2004           1138.110               37.53
     28-Apr-2004           1122.410               37.46
     29-Apr-2004           1113.890               37.31
     30-Apr-2004           1107.300               37.38
     03-May-2004           1117.490               38.21
     04-May-2004           1119.550               38.98
     05-May-2004           1121.530               39.57
     06-May-2004           1113.990               39.37
     07-May-2004           1098.700               39.93
     10-May-2004           1087.120               38.93
     11-May-2004           1095.450               40.06
     12-May-2004           1097.280               40.77
     13-May-2004           1096.440               41.08
     14-May-2004           1095.700               41.38
     17-May-2004           1084.100               41.55
     18-May-2004           1091.490               40.54
     19-May-2004           1088.680               41.50
     20-May-2004           1089.190               40.92
     21-May-2004           1093.560               39.93
     24-May-2004           1095.410               41.72
     25-May-2004           1113.050               41.14
     26-May-2004           1114.940               40.70
     27-May-2004           1121.280               39.44
     28-May-2004           1120.680               39.88
     31-May-2004           1120.680               39.88
     01-Jun-2004           1121.200               42.33
     02-Jun-2004           1124.990               39.96
     03-Jun-2004           1116.640               39.28
     04-Jun-2004           1122.500               38.49
     07-Jun-2004           1140.420               38.66
     08-Jun-2004           1142.180               37.28
     09-Jun-2004           1131.330               37.54
     10-Jun-2004           1136.470               38.45
     11-Jun-2004           1136.470               38.45
     14-Jun-2004           1125.290               37.59
     15-Jun-2004           1132.010               37.19
     16-Jun-2004           1133.560               37.32
     17-Jun-2004           1132.050               38.46
     18-Jun-2004           1135.020               38.75
     21-Jun-2004           1130.300               37.63
     22-Jun-2004           1134.410               38.11
     23-Jun-2004           1144.060               37.57
     24-Jun-2004           1140.650               37.93
     25-Jun-2004           1134.430               37.55
     28-Jun-2004           1133.350               36.24
     29-Jun-2004           1136.200               35.66
     30-Jun-2004           1140.840               37.05
     01-Jul-2004           1128.940               38.74
     02-Jul-2004           1125.380               38.39
     05-Jul-2004           1125.380               38.39
     06-Jul-2004           1116.210               39.65
     07-Jul-2004           1118.330               39.08
     08-Jul-2004           1109.110               40.33
     09-Jul-2004           1112.810               39.96
     12-Jul-2004           1114.350               39.50
     13-Jul-2004           1115.140               39.44
     14-Jul-2004           1111.470               40.97
     15-Jul-2004           1106.690               40.77
     16-Jul-2004           1101.390               41.25
     19-Jul-2004           1100.900               41.64
     20-Jul-2004           1108.670               40.86
     21-Jul-2004           1093.880               40.58
     22-Jul-2004           1096.850               41.36
     23-Jul-2004           1086.200               41.71
     26-Jul-2004           1084.070               41.44
     27-Jul-2004           1094.830               41.84
     28-Jul-2004           1095.420               42.90
     29-Jul-2004           1100.430               42.75
     30-Jul-2004           1101.720               43.80
     02-Aug-2004           1106.620               43.82
     03-Aug-2004           1099.690               44.15
     04-Aug-2004           1098.630               42.83
     05-Aug-2004           1080.700               44.41
     06-Aug-2004           1063.970               43.95
     09-Aug-2004           1065.220               44.84
     10-Aug-2004           1079.040               44.52
     11-Aug-2004           1075.790               44.80
     12-Aug-2004           1063.230               45.50
     13-Aug-2004           1064.800               46.58
     16-Aug-2004           1079.340               46.05
     17-Aug-2004           1081.710               46.75
     18-Aug-2004           1095.170               47.27
     19-Aug-2004           1091.230               48.70
     20-Aug-2004           1098.350               47.86
     23-Aug-2004           1095.680               46.05
     24-Aug-2004           1096.190               45.21
     25-Aug-2004           1104.960               43.47
     26-Aug-2004           1105.090               43.10
     27-Aug-2004           1107.770               43.18
     30-Aug-2004           1099.150               42.28
     31-Aug-2004           1104.240               42.12
     01-Sep-2004           1105.910               44.00
     02-Sep-2004           1118.310               44.06
     03-Sep-2004           1113.630               43.99
     06-Sep-2004           1113.630               43.99
     07-Sep-2004           1121.300               43.31
     08-Sep-2004           1116.270               42.77
     09-Sep-2004           1118.380               44.61
     10-Sep-2004           1123.920               42.81
     13-Sep-2004           1125.820               43.87
     14-Sep-2004           1128.330               44.39
     15-Sep-2004           1120.370               43.58
     16-Sep-2004           1123.500               43.88
     17-Sep-2004           1128.550               45.59
     20-Sep-2004           1122.200               46.35
     21-Sep-2004           1129.300               47.10
     22-Sep-2004           1113.560               48.35
     23-Sep-2004           1108.360               48.46
     24-Sep-2004           1110.110               48.88
     27-Sep-2004           1103.520               49.64
     28-Sep-2004           1110.060               49.90
     29-Sep-2004           1114.800               49.51
     30-Sep-2004           1110.880               49.51
     01-Oct-2004           1131.500               50.12
     04-Oct-2004           1135.170               49.91
     05-Oct-2004           1134.480               51.09
     06-Oct-2004           1142.050               51.50
     07-Oct-2004           1130.650               52.70
     08-Oct-2004           1122.140               53.31
     11-Oct-2004           1124.390               53.64
     12-Oct-2004           1121.840               52.51
     13-Oct-2004           1113.650               53.64
     14-Oct-2004           1103.290               54.76
     15-Oct-2004           1108.200               54.93
     18-Oct-2004           1114.020               53.67
     19-Oct-2004           1103.230               53.29
     20-Oct-2004           1103.660               54.92
     21-Oct-2004           1106.490               54.47
     22-Oct-2004           1095.740               55.17
     25-Oct-2004           1094.810               54.54
     26-Oct-2004           1111.090               55.17
     27-Oct-2004           1125.400               52.46
     28-Oct-2004           1127.440               50.92
     29-Oct-2004           1130.200               51.76
     01-Nov-2004           1130.510               50.13
     02-Nov-2004           1130.540               49.62
     03-Nov-2004           1143.195               50.88
     04-Nov-2004           1161.670               48.82
     05-Nov-2004           1166.170               49.61
     08-Nov-2004           1164.890               49.09
     09-Nov-2004           1164.080               47.37
     10-Nov-2004           1162.910               48.86
     11-Nov-2004           1173.480               47.42
     12-Nov-2004           1184.170               47.32
     15-Nov-2004           1183.810               46.87
     16-Nov-2004           1175.430               46.11
     17-Nov-2004           1181.940               46.84
     18-Nov-2004           1183.550               46.22
     19-Nov-2004           1170.340               48.44
     22-Nov-2004           1177.240               48.64
     23-Nov-2004           1176.940               48.94
     24-Nov-2004           1181.760               49.44
     26-Nov-2004           1182.650               49.44
     29-Nov-2004           1178.570               49.76
     30-Nov-2004           1173.820               49.13
     01-Dec-2004           1191.370               45.49
     02-Dec-2004           1190.330               43.25
     03-Dec-2004           1191.170               42.54
     06-Dec-2004           1190.250               42.98
     07-Dec-2004           1177.075               41.46
     08-Dec-2004           1182.810               41.94
     09-Dec-2004           1189.240               42.53
     10-Dec-2004           1188.000               40.71
     13-Dec-2004           1198.680               41.01
     14-Dec-2004           1203.380               41.82
     15-Dec-2004           1205.720               44.19
     16-Dec-2004           1203.210               44.18
     17-Dec-2004           1194.220               46.28
     20-Dec-2004           1194.650               45.64
     21-Dec-2004           1205.450               45.76
     22-Dec-2004           1209.570               44.24
     23-Dec-2004           1210.130               44.18
     27-Dec-2004           1204.920               41.32
     28-Dec-2004           1213.540               41.77
     29-Dec-2004           1213.447               43.64
     30-Dec-2004           1213.550               43.45
     31-Dec-2004           1211.920               43.45

The negative impact of rising oil prices was particularly acute for the larger-cap and more growth oriented sectors of the stock market. When oil began its rapid ascent, investors gravitated away from the large-cap "growth oriented" companies (technology, healthcare and consumer stocks) in favor of smaller and more economically sensitive "value stocks".

PERFORMANCE OVERVIEW
The NorCap Growth Fund's gain of 1.13% during the final six months of 2004 trailed the benchmark Russell 1000 Growth Index return of 3.47%. The underperformance was due to a combination of the tough market for growth stocks and our significant weighting to traditional growth sectors. As you can see from the table, the Russell 1000 Growth Index once again significantly underperformed the S&P 500.

                             SIX MONTHS         FULL YEAR    SINCE INCEPTION
                              6/30/04-          12/31/03-        8/29/03-
                              12/31/04          12/31/04         12/31/04
                             ---------          ---------     --------------
  NORCAP GROWTH FUND            1.13%             2.97%            9.37%
  Russell 1000 Growth Index     3.47%             6.30%            12.16%
  S&P 500 Index                 7.19%            10.88%            17.17%

 Note: Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-5NORCAP /or visiting www.norcap.com.

The continued underperformance of growth stocks is particularly noteworthy given the longer-term relationship between the growth and value indices. The graph below shows the relative performance of growth stocks (blue line) and value stocks (red line) over the last 20 years. Growth stocks have underperformed for 4 consecutive years - every year since the peak of the technology bubble. The relative performance differential stands at 34% at the end of 2004, indicating value stocks are nearing valuation extremes, and clearly indicating a major likelihood of growth stock outperformance in the future.

      Russell 1000 Growth and Value Indices versus the Russell 1000 Index

                     Russell 1000        Russell 1000        Russell 1000
     Date            Growth Index         Value Index            Index
     ----            ------------         -----------            -----
     Dec-85              54.57               58.52              311.64
     Jan-86              55.01               59.31              315.01
     Feb-86              59.39               63.72              339.29
     Mar-86              63.08               66.66              357.61
     Apr-86              63.16               65.14              353.78
     May-86              66.80               68.40              372.87
     Jun-86              68.25               69.18              379.13
     Jul-86              63.56               66.21              357.98
     Aug-86              66.49               72.61              383.65
     Sep-86              59.91               67.65              351.77
     Oct-86              63.35               71.10              370.84
     Nov-86              64.51               72.37              377.53
     Dec-86              62.95               70.21              367.33
     Jan-87              71.98               78.31              414.85
     Feb-87              76.88               79.79              432.98
     Mar-87              78.12               81.73              441.61
     Apr-87              76.62               80.75              434.71
     May-87              77.45               81.02              437.81
     Jun-87              81.11               84.87              458.57
     Jul-87              84.98               88.25              478.66
     Aug-87              88.89               91.50              498.47
     Sep-87              86.58               89.83              487.52
     Oct-87              66.47               71.72              381.79
     Nov-87              60.73               66.82              352.31
     Dec-87              66.29               70.56              378.08
     Jan-88              67.07               76.04              395.07
     Feb-88              70.72               79.41              414.49
     Mar-88              68.35               77.88              403.60
     Apr-88              68.45               79.01              406.91
     May-88              68.21               80.16              409.36
     Jun-88              72.02               83.94              430.36
     Jul-88              70.84               83.97              427.00
     Aug-88              68.24               82.31              415.09
     Sep-88              71.71               84.99              432.29
     Oct-88              73.11               86.92              441.41
     Nov-88              71.73               85.87              434.65
     Dec-88              73.76               86.90              443.32
     Jan-89              78.92               92.86              474.06
     Feb-89              77.08               91.39              464.72
     Mar-89              78.89               93.40              475.27
     Apr-89              83.63               97.23              499.31
     May-89              87.43              101.11              520.60
     Jun-89              86.84              100.72              517.95
     Jul-89              95.62              107.52              561.40
     Aug-89              97.19              110.17              573.03
     Sep-89              97.64              109.12              571.58
     Oct-89              95.92              105.23              556.31
     Nov-89              98.42              106.44              566.81
     Dec-89             100.26              108.79              578.22
     Jan-90              92.20              102.02              536.96
     Feb-90              92.85              104.59              545.41
     Mar-90              96.55              105.66              558.97
     Apr-90              95.29              101.54              544.44
     May-90             105.20              109.97              595.39
     Jun-90             106.33              107.47              592.14
     Jul-90             105.36              106.53              586.85
     Aug-90              95.26               97.17              532.99
     Sep-90              90.13               92.46              505.75
     Oct-90              90.49               91.20              503.25
     Nov-90              96.59               97.52              537.60
     Dec-90             100.00              100.00              553.88
     Jan-91             105.16              104.51              580.61
     Feb-91             113.53              111.46              622.94
     Mar-91             118.00              113.11              639.90
     Apr-91             117.46              113.94              640.64
     May-91             122.71              118.18              666.94
     Jun-91             116.87              113.20              637.04
     Jul-91             123.15              117.93              667.62
     Aug-91             127.27              120.06              685.08
     Sep-91             125.05              119.16              676.47
     Oct-91             127.03              121.14              687.31
     Nov-91             123.78              114.92              661.30
     Dec-91             141.27              124.55              736.87
     Jan-92             137.87              124.76              727.74
     Feb-92             138.10              127.82              736.60
     Mar-92             134.32              125.96              720.91
     Apr-92             135.30              131.40              738.32
     May-92             136.28              132.04              742.90
     Jun-92             132.85              131.23              730.98
     Jul-92             138.79              136.01              760.77
     Aug-92             137.09              131.83              744.73
     Sep-92             138.65              133.65              754.15
     Oct-92             140.74              133.77              760.43
     Nov-92             146.85              138.16              789.66
     Dec-92             148.32              141.47              802.68
     Jan-93             146.62              145.57              808.99
     Feb-93             144.27              150.65              816.27
     Mar-93             147.05              155.10              836.13
     Apr-93             141.16              153.11              814.06
     May-93             146.10              156.19              836.41
     Jun-93             144.77              159.65              841.93
     Jul-93             142.18              161.41              839.30
     Aug-93             148.02              167.24              871.62
     Sep-93             146.93              167.52              869.18
     Oct-93             151.01              167.38              880.64
     Nov-93             150.00              163.90              868.59
     Dec-93             152.58              167.03              884.37
     Jan-94             156.12              173.31              911.37
     Feb-94             153.26              167.40              887.43
     Mar-94             145.85              161.16              849.51
     Apr-94             146.52              164.25              859.71
     May-94             148.74              166.15              871.13
     Jun-94             144.34              162.17              847.81
     Jul-94             149.27              167.22              875.47
     Aug-94             157.58              172.03              912.43
     Sep-94             155.45              166.33              891.19
     Oct-94             159.10              168.65              908.01
     Nov-94             154.00              161.85              875.33
     Dec-94             156.58              163.73              887.81
     Jan-95             159.93              168.77              910.76
     Feb-95             166.63              175.45              947.83
     Mar-95             171.49              179.31              972.22
     Apr-95             175.24              184.98              998.05
     May-95             181.34              192.75            1,036.37
     Jun-95             188.34              195.36            1,063.80
     Jul-95             196.17              202.16            1,104.46
     Aug-95             196.38              205.02            1,112.77
     Sep-95             205.43              212.43            1,158.58
     Oct-95             205.57              210.32            1,153.31
     Nov-95             213.56              220.98            1,204.75
     Dec-95             214.79              226.53            1,223.11
     Jan-96             221.97              233.59            1,262.65
     Feb-96             226.03              235.35            1,279.08
     Mar-96             226.32              239.36            1,290.54
     Apr-96             232.28              240.28            1,310.20
     May-96             240.39              243.28            1,341.69
     Jun-96             240.72              243.48            1,343.16
     Jul-96             226.62              234.28            1,278.36
     Aug-96             232.47              240.98            1,313.14
     Sep-96             249.39              250.56            1,386.97
     Oct-96             250.90              260.25            1,417.68
     Nov-96             269.73              279.12            1,522.30
     Dec-96             264.45              275.56            1,497.66
     Jan-97             283.00              288.91            1,586.48
     Feb-97             281.09              293.16            1,592.56
     Mar-97             265.87              282.62            1,520.83
     Apr-97             283.53              294.49            1,603.12
     May-97             303.99              310.94            1,705.79
     Jun-97             316.16              324.28            1,776.48
     Jul-97             344.12              348.68            1,921.85
     Aug-97             323.98              336.26            1,831.20
     Sep-97             339.92              356.58            1,931.63
     Oct-97             327.36              346.62            1,869.04
     Nov-97             341.26              361.94            1,950.07
     Dec-97             345.08              372.51            1,989.67
     Jan-98             355.40              367.24            2,004.49
     Feb-98             382.14              391.96            2,147.39
     Mar-98             397.37              415.93            2,255.69
     Apr-98             402.87              418.71            2,278.88
     May-98             391.44              412.51            2,229.57
     Jun-98             415.41              417.79            2,312.11
     Jul-98             412.66              410.42            2,284.30
     Aug-98             350.73              349.34            1,942.86
     Sep-98             377.67              369.39            2,073.71
     Oct-98             408.03              398.01            2,237.50
     Nov-98             439.06              416.55            2,376.00
     Dec-98             478.65              430.73            2,527.35
     Jan-99             506.76              434.17            2,617.53
     Feb-99             483.61              428.04            2,534.46
     Mar-99             509.08              436.90            2,631.57
     Apr-99             509.73              477.70            2,741.63
     May-99             494.06              472.45            2,682.36
     Jun-99             528.67              486.17            2,819.05
     Jul-99             511.87              471.93            2,732.97
     Aug-99             520.23              454.42            2,707.37
     Sep-99             509.30              438.54            2,632.93
     Oct-99             547.77              463.78            2,809.92
     Nov-99             577.32              460.15            2,882.20
     Dec-99             637.37              462.37            3,055.86
     Jan-00             607.48              447.29            2,930.75
     Feb-00             637.18              414.06            2,922.91
     Mar-00             682.78              464.58            3,189.25
     Apr-00             650.29              459.17            3,082.93
     May-00             617.55              464.01            3,003.20
     Jun-00             664.35              442.81            3,079.76
     Jul-00             636.65              448.35            3,028.59
     Aug-00             694.30              473.30            3,252.76
     Sep-00             628.62              477.63            3,101.78
     Oct-00             598.88              489.37            3,064.42
     Nov-00             510.60              471.20            2,784.18
     Dec-00             494.44              494.81            2,817.84
     Jan-01             528.60              496.71            2,910.56
     Feb-01             438.86              482.90            2,639.07
     Mar-01             391.10              465.84            2,463.79
     Apr-01             440.57              488.68            2,661.75
     May-01             434.08              499.66            2,679.74
     Jun-01             424.03              488.58            2,619.21
     Jul-01             413.43              487.54            2,583.45
     Aug-01             379.63              468.01            2,426.00
     Sep-01             341.72              435.07            2,220.25
     Oct-01             359.65              431.33            2,266.48
     Nov-01             394.20              456.40            2,441.00
     Dec-01             393.46              467.15            2,467.03
     Jan-02             386.51              463.55            2,435.69
     Feb-02             370.47              464.30            2,387.17
     Mar-02             383.28              486.26            2,485.26
     Apr-02             352.00              469.58            2,342.87
     May-02             343.49              471.94            2,322.21
     Jun-02             311.71              444.84            2,150.82
     Jul-02             294.58              403.49            1,991.65
     Aug-02             295.46              406.54            2,002.08
     Sep-02             264.81              361.33            1,787.06
     Oct-02             289.10              388.10            1,935.54
     Nov-02             304.80              412.55            2,048.81
     Dec-02             283.75              394.63            1,932.85
     Jan-03             276.86              385.08            1,886.01
     Feb-03             275.59              374.81            1,856.83
     Mar-03             280.72              375.44            1,876.05
     Apr-03             301.48              408.48            2,027.50
     May-03             316.52              434.85            2,143.10
     Jun-03             320.88              440.29            2,171.29
     Jul-03             328.87              446.85            2,214.55
     Aug-03             337.05              453.81            2,259.50
     Sep-03             333.44              449.38            2,236.36
     Oct-03             352.17              476.88            2,367.48
     Nov-03             355.85              483.35            2,395.87
     Dec-03             368.16              513.14            2,510.60
     Jan-04             375.68              522.17            2,558.32
     Feb-04             378.07              533.36            2,593.75
     Mar-04             371.05              528.69            2,558.37
     Apr-04             366.74              515.77            2,512.12
     May-04             373.58              521.03            2,548.35
     Jun-04             378.24              533.34            2,594.29
     Jul-04             356.86              525.83            2,503.19
     Aug-04             355.10              533.31            2,515.54
     Sep-04             358.48              541.57            2,547.29
     Oct-04             364.07              550.58            2,588.37
     Nov-04             376.59              578.41            2,699.19
     Dec-04             391.35              597.78            2,796.92


Our growth-oriented approach has been adversely impacted by the style shift that occurred during the past few years. While we are disappointed with our 2004 performance, given the compelling valuations of our holdings and their strong earnings performance, we are not planning to make any significant changes to the Fund's holdings.

OUTLOOK

Despite the four-year trend of underperformance for growth stocks, we remain very optimistic. First, history tells us that large divergences between growth and value do not sustain themselves for long periods of time - the bursting of the tech "bubble" offers a recent example. This occurs because relative valuation levels in various segments of the market typically become extended and investors eventually seek out more attractively priced stocks. The current divergence has created many opportunities within the traditional growth sectors (which we think many trend-following investors are ignoring), reinforcing our belief that this is the time to be more aggressively exposed to growth stocks.

We also believe that underlying fundamentals support a rotation back to the more traditional growth sectors. The list of reasons is impressive. First, valuation levels of healthcare, technology, consumer and media stocks are nearing relative lows. Also, concerns about oil supply disruptions are abating with oil prices down from $55 to under $42. Additionally, the economy is on solid footing, with a reacceleration in growth likely later in 2005 and into 2006. These factors should support corporate profits growth of 7-10% annually for the foreseeable future. Finally, continued increases in short-term interest rates are not likely to be followed lock-step by intermediate and long-term rates as inflation levels are expected to remain modest.

A likely catalyst for the rotation relates to cash. Corporate executives have been hoarding cash for the past few years and balance sheets are now flush with liquidity. Pressures brought by both industry competition and shareholders should lead executives to eventually start spending. The possible uses of the cash are all positive for stocks - particularly growth sectors like technology and healthcare. Mergers and acquisitions are already beginning to heat up, and increases in stock buybacks are likely.

In summary, while it has been a challenging period for growth stock investors, we remain optimistic based on both the historical return relationship and the fundamental attractiveness of growth stocks. We remain resolute in our belief that growth stock investors, who have ridden through the past five years, should be rewarded in the years ahead.

PORTFOLIO CHARACTERISTICS

The Fund's characteristics reflect our commitment to disciplined growth stock investing. Our portfolio has significantly better-expected 3-5 year earnings growth (15% vs. 12%) and historical 3 year earnings growth (11% vs. 7%) than the S&P 500. Additionally, our companies have better overall net profit margins (14.3% vs. 12.3%), less long-term debt as a percentage of total capital (29% vs. 34%) and higher historical returns on equity (22.4% vs. 19.4%). Despite these favorable characteristics, the Price to Earnings Ratio of the portfolio is only modestly higher than the S&P 500 (20x vs. 18x).

From a sector-weighting standpoint, we continue to have over-weighted positions in the healthcare, technology, and media sectors. This positioning is consistent with our belief that the biggest earnings increases should come from areas showing the strongest earnings growth due to industry trends (healthcare), or the cyclical recovery in the overall economy (technology and media). We are underweighted to the Energy, Utilities and Consumer Staples sectors, as we think the unusually favorable environment for these companies is likely to come to an end in 2005.

LARGEST HOLDINGS AS OF 12/31/04

     Name                       Ticker              Position Size
     ----                       ------              -------------
     Cisco Systems               CSCO                     4.4%
     Cendant                      CD                      4.2%
     Pfizer                      PFE                      4.1%
     Microsoft                   MSFT                     3.9%
     Comcast                    CMCSA                     3.2%
     Lowes                       LOW                      3.2%
     Amgen                       AMGN                     3.0%
     Citigroup                    C                       3.0%
     Liberty Media                L                       3.0%
     American Intl Group         AIG                      3.0%
     Medtronic                   MDT                      3.0%

We appreciate your ongoing support of the NorCap Growth Fund. If you have any questions, concerns or suggestions, please e-mail us or call our customer service line (1-866-5NORCAP).

Sincerely,

/s/Daniel T. Murphy       /s/Brian A. Hellmer          /s/Stephen L. Hawk
Daniel T. Murphy, CFA     Brian A. Hellmer, CFA        Stephen L. Hawk, Ph. D.
President and Chief       Director of Research         Chairman and Chief
Investment Officer                                     Executive Officer

dan.murphy@norcap.com     brian.hellmer@norcap.com     steve.hawk@norcap.com

SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF THE FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON RETURNS.

SMALL AND MID-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000 Growth Index is an unmanaged index of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. It is widely used as a proxy for the performance of large capitalization growth stocks. The Russell 1000 is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 1000 includes the largest 1000 securities in the Russell 3000. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value market. You cannot invest directly in an index.

Earnings growth is the percent change in earnings projected for a company over some given period. Long-term debt as a percentage of total capital shows the long-term debt as a proportion of the capital available. It is determined by dividing long-term debt by the sum of long-term debt, preferred stock and common stockholder's equity. Return on equity measures how a company is using its money. It is calculated by dividing net income for the past 12 months by common stockholder's equity. Price to Earnings Ratio compares the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in the report for more complete information regarding holdings.

Opinions expressed are those of Daniel T. Murphy, Brian A. Hellmer and Stephen
L. Hawk and are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by Quasar Distributors, LLC.  02/05

ADDITIONAL INFORMATION ON FUND EXPENSES
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

As a shareholder of the a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/04 - 12/31/04).

ACTUAL EXPENSES

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning        Ending          Expenses Paid
                              Value          Value         During the Period
                             07/1/04        12/31/04    07/1/04 - 12/31/04*<F1>
                             -------        --------    ----------------------
Actual                        $1,000         $1,011              $4.06
Hypothetical (5% annual
  return before expenses)     $1,000         $1,021              $4.08

*<F1> Expenses are equal to the Fund's annualized expense ratio of 0.80% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).


SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
DECEMBER 31, 2004

Percentages represent market value as a percentage of investments.

Consumer Staples                        10%
Healthcare                              27%
Consumer Discretionary                  9%
Information Technology                  24%
Telecommunication & Media               10%
Financial Services                      12%
Energy                                  2%
Materials                               2%
Industrials                             4%

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

       SHARES                                                       VALUE
       ------                                                       -----
               COMMON STOCKS - 99.7%
               BIOTECHNOLOGY - 6.7%
      10,775   Amgen, Inc.*<F2>                                 $   691,216
      13,650   Boston Scientific Corporation*<F2>                   485,258
       9,575   Gilead Sciences, Inc.*<F2>                           335,029
                                                                -----------
                                                                  1,511,503
                                                                -----------
               BUSINESS SERVICES - 3.9%
       8,225   Cintas Corporation                                   360,748
      31,275   Xerox Corporation*<F2>                               531,988
                                                                -----------
                                                                    892,736
                                                                -----------
               COMPUTERS - 2.0%
      10,775   Dell, Inc.*<F2>                                      454,059
                                                                -----------
               COSMETICS & TOILETRIES - 3.4%
       7,475   Colgate-Palmolive Company                            382,421
       6,900   The Procter & Gamble Company                         380,052
                                                                -----------
                                                                    762,473
                                                                -----------
               ELECTRONICS - 2.3%
      20,650   Jabil Circuit, Inc.*<F2>                             528,227
                                                                -----------
               FINANCIAL SERVICES - 7.1%
      14,250   Citigroup, Inc.                                      686,565
      17,075   MBNA Corporation                                     481,344
       4,175   The Goldman Sachs Group, Inc.                        434,367
                                                                -----------
                                                                  1,602,276
                                                                -----------
               FOOD & BEVERAGES - 4.2%
      11,950   Anheuser-Busch Companies, Inc.                       606,223
       9,100   Sysco Corporation                                    347,347
                                                                -----------
                                                                    953,570
                                                                -----------
               HEALTH CARE SERVICES & PRODUCTS - 10.2%
       9,225   Johnson & Johnson                                    585,049
      13,725   Medtronic, Inc.                                      681,721
       4,625   Quest Diagnostics Incorporated                       441,919
      12,400   Stryker Corporation                                  598,300
                                                                -----------
                                                                  2,306,989
                                                                -----------
               INSURANCE - 3.0%
      10,400   American International Group, Inc.                   682,968
                                                                -----------
               MULTI-INDUSTRY - 6.9%
      40,400   Cendant Corporation                                  944,552
      17,000   General Electric Company                             620,500
                                                                -----------
                                                                  1,565,052
                                                                -----------
               MULTI-MEDIA - 7.7%
      21,600   Comcast Corporation - Class A*<F2>                   718,848
      62,325   Liberty Media Corporation - Class A*<F2>             684,329
      11,975   Univision Communications, Inc. - Class A*<F2>        350,508
                                                                -----------
                                                                  1,753,685
                                                                -----------
               NETWORKING PRODUCTS - 4.4%
      52,175   Cisco Systems, Inc.*<F2>                           1,006,977
                                                                -----------
               OIL & GAS - 4.4%
       5,600   BJ Services Company                                  260,624
       5,450   ChevronTexaco Corporation                            286,179
      10,250   Praxair, Inc.                                        452,538
                                                                -----------
                                                                    999,341
                                                                -----------
               PHARMACEUTICALS - 9.8%
       6,450   Allergan, Inc.                                       522,901
       6,175   Forest Laboratories, Inc.*<F2>                       277,011
      34,250   Pfizer, Inc.                                         920,983
      11,975   Wyeth                                                510,015
                                                                -----------
                                                                  2,230,910
                                                                -----------
               RETAIL - 6.7%
       6,300   Best Buy Co, Inc.                                    374,346
      12,450   Lowe's Companies, Inc.                               716,995
      10,950   Walgreen Co.                                         420,152
                                                                -----------
                                                                  1,511,493
                                                                -----------
               SAVINGS & LOANS - 2.1%
      11,275   Washington Mutual, Inc.                              476,707
                                                                -----------
               SEMICONDUCTORS - 3.5%
      26,650   Applied Materials, Inc.*<F2>                         455,715
       9,000   Linear Technology Corp.                              348,840
                                                                -----------
                                                                    804,555
                                                                -----------
               SOFTWARE - 5.8%
       9,600   Intuit, Inc.*<F2>                                    422,496
      33,450   Microsoft Corporation                                893,450
                                                                -----------
                                                                  1,315,946
                                                                -----------
               TELECOMMUNICATIONS - 5.6%
      23,775   Avaya, Inc.*<F2>                                     408,930
      19,325   Nextel Communications, Inc. - Class A*<F2>           579,750
       6,800   QUALCOMM, Inc.                                       288,320
                                                                -----------
                                                                  1,277,000
                                                                -----------
               TOTAL COMMON STOCKS (Cost $20,888,617)            22,636,467
                                                                -----------

               WARRANTS & RIGHTS - 0.0%
       5,475   Seagate Technology, Inc. Tax Refund Rights*<F2>            0
                                                                -----------
               TOTAL WARRANTS & RIGHTS (Cost $0)                          0
                                                                -----------

               INVESTMENT COMPANIES - 0.2%
               EXCHANGE-TRADED FUNDS - 0.2%
         400   SPDR Trust Series 1                                   48,348
                                                                -----------
               TOTAL INVESTMENT COMPANIES (Cost $47,378)             48,348
                                                                -----------
     PRINCIPAL
       AMOUNT
     ---------
               SHORT TERM INVESTMENTS - 0.1%
               VARIABLE RATE DEMAND NOTES#<F3> - 0.1%
     $ 4,286   American Family Financial
                 Services, Inc., 2.0044%                              4,286
      21,514   Wisconsin Corporate Central
                 Credit Union, 2.09%                                 21,514
                                                                -----------
               TOTAL SHORT TERM INVESTMENTS (Cost $25,800)           25,800
                                                                -----------
               TOTAL INVESTMENTS - 100.0% (Cost $20,961,795)     22,710,615
                                                                -----------
               Other Assets in Excess of Liabilities - 0.0%         152,032
                                                                -----------
               TOTAL NET ASSETS - 100.0%                        $22,862,647
                                                                -----------
                                                                -----------

*<F2>     Non Income Producing
#<F3> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

ASSETS:
     Investments at value (cost $20,961,795)                    $22,710,615
     Interest and dividend receivable                                 8,831
     Receivable for capital shares sold                             150,601
     Receivable from adviser                                         11,718
     Other assets                                                    19,158
                                                                -----------
       Total Assets                                              22,900,923
                                                                -----------

LIABILITIES:
     Accrued expenses and other liabilities                          38,276
                                                                -----------
       Total Liabilities                                             38,276
                                                                -----------
NET ASSETS                                                      $22,862,647
                                                                -----------
                                                                -----------

NET ASSETS CONSIST OF:
     Shares of beneficial interest                              $21,270,426
     Undistributed net investment income                            114,871
     Accumulated net realized loss on investments                 (271,470)
     Net unrealized appreciation on investments                   1,748,820
                                                                -----------
       Net Assets                                               $22,862,647
                                                                -----------
                                                                -----------
     Shares outstanding of beneficial interest
       (unlimited shares, $0.01 par value)                        2,085,906
     Net asset value, redemption price
       and offering price per share                             $     10.96
                                                                -----------
                                                                -----------
                       See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends                                                     $199,659
     Interest                                                         2,442
                                                                   --------
                                                                    202,101
                                                                   --------

EXPENSES:
     Investment advisory fees                                        87,230
     Fund administration and accounting fees                         37,448
     Federal and state registration fees                              6,203
     Shareholder servicing fees                                      19,937
     Professional fees                                               30,864
     Custody fees                                                     4,868
     Reports to shareholders                                          4,265
     Directors' fees and expenses                                     3,428
     Other expenses                                                   5,676
                                                                   --------
       Total expenses before waiver and reimbursement               199,919
       Waiver and reimbursement of expenses by Adviser             (112,689)
                                                                   --------
       Net expenses                                                  87,230
                                                                   --------
       NET INVESTMENT INCOME                                        114,871
                                                                   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                              (266,703)
     Change in net unrealized
       appreciation/depreciation on investments                     396,585
                                                                   --------
     Net Realized and Unrealized Gain on Investments                129,882
                                                                   --------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $244,753
                                                                   --------
                                                                   --------
                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                  SIX MONTHS        PERIOD
                                                    ENDED         AUGUST 29,
                                                 DECEMBER 31,    2003(1)<F4>
                                                     2004          THROUGH
                                                 (UNAUDITED)    JUNE 30, 2004
                                                 -----------    -------------
OPERATIONS:
     Net investment income                       $   114,871    $    14,152
     Net realized gain (loss) on investments        (266,703)       615,339
     Change in net unrealized
       appreciation/depreciation on investments      396,585      1,352,235
                                                 -----------    -----------
         Net increase in net assets
           resulting from operations                 244,753      1,981,726
                                                 -----------    -----------

DISTRIBUTIONS:
     Distributions from net investment income         (7,386)        (6,766)
     Distributions from net realized
       gain on investments                          (609,965)       (10,141)
                                                 -----------    -----------
                                                    (617,351)       (16,907)
                                                 -----------    -----------

CAPITAL SHARE TRANSACTIONS:
     Net increase in net assets resulting
       from capital share transactions (Note 3)      587,208     20,583,218
                                                 -----------    -----------
         Total Increase in Net Assets                214,610     22,548,037
                                                 -----------    -----------

NET ASSETS:
     Beginning of period                          22,648,037        100,000
                                                 -----------    -----------
     End of period (includes undistributed
       net investment income of $114,871
       and $7,386, respectively)                 $22,862,647    $22,648,037
                                                 -----------    -----------
                                                 -----------    -----------

(1)<F4>   Commencement of Operations.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                  FOR THE
                                                SIX MONTHS          PERIOD
                                                   ENDED          AUGUST 29,
                                                DECEMBER 31,     2003(1)<F5>
                                                   2004            THROUGH
                                                (UNAUDITED)     JUNE 30, 2004
                                                -----------     -------------
PER SHARE DATA:
Net Asset Value, Beginning of Period               $11.14            $10.00
                                                   ------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.05              0.01
Net realized and unrealized gain on investments      0.07              1.14
                                                   ------            ------
Total Income from Investment Operations              0.12              1.15
                                                   ------            ------
LESS DISTRIBUTIONS:
Dividends from net investment income                (0.00)            (0.00)
Distributions from net capital gains                (0.30)            (0.01)
                                                   ------            ------
Total dividends and distributions                   (0.30)            (0.01)
                                                   ------            ------
Net Asset Value, End of Period                     $10.96            $11.14
                                                   ------            ------
                                                   ------            ------
Total Return(2)<F6>                                 1.13%            11.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                     $22,862,647       $22,648,037
Ratio of expenses to average net assets
  Before waivers and reimbursements by
  Adviser(3)<F7>                                    1.83%             2.12%
Ratio of expenses to average net assets after
  waivers and reimbursements by Adviser(3)<F7>      0.80%             0.80%
Ratio of net investment loss to average net
  assets before reimbursement by Adviser(3)<F7>     0.02%           (1.23)%
Ratio of net investment income to average net
  assets after reimbursement by Adviser(3)<F7>      1.05%             0.09%
Portfolio turnover rate(2)<F6>                     27.34%            80.79%

(1)<F5>   Commencement of operations.
(2)<F6>   Not Annualized.
(3)<F7>   Annualized.

                       See notes to financial statements.

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)

NOTE 1 - DESCRIPTION OF THE FUND

The NorCap Funds, Inc. (the "Company"), was organized as a Wisconsin corporation on May 12, 2003, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is authorized to issue an indefinite number of $0.01 par value shares of common stock in series and classes. The Company currently offers one series of shares: the NorCap Growth Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund issued and sold 10,000 shares of its capital stock at $10 per share on July 15, 2003 to its initial investor. The Fund commenced operations on August
29, 2003.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

  (a) Investment Valuation - Investment securities are stated at value. Securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Directors believe in good faith accurately reflect their fair value.

  (b) Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

  (c) Securities Transactions - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

  (d) Distributions to Shareholders - The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

       Tax components of the dividends paid during the period from August 29, 2003 through June 30, 2004 are as follows:

            ORDINARY INCOME                LONG-TERM CAPITAL GAINS
            ---------------                -----------------------
                $16,907                            $     --

       Tax components of the dividends paid during the six months ended December 31, 2004 are as follows:

            ORDINARY INCOME                LONG-TERM CAPITAL GAINS
            ---------------                -----------------------
                $617,351                           $     --

  (e) Federal Income Taxes - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

  (f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - CAPITAL SHARE TRANSACTIONS

At December 31, 2004, there were unlimited shares authorized with a par value of $0.01. Transactions in shares of the Fund were as follows:

                                                FOR THE SIX MONTHS ENDED
                                                   DECEMBER 31, 2004
                                                ------------------------
                                              SHARES               AMOUNT
                                              ------               ------
     Sales                                   117,825             $1,267,549
     Reinvestments                            54,886                602,650
     Redemptions                            (119,119)            (1,282,991)
                                           ---------             ----------
     Net Increase                             53,592             $  587,208
                                           ---------             ----------
                                           ---------             ----------
     Shares Outstanding:
       Beginning of period                 2,032,314
                                           ---------
       End of period                       2,085,906
                                           ---------
                                           ---------

                                            FOR THE PERIOD AUGUST 29, 2003
                                                THROUGH JUNE 30, 2004
                                            ------------------------------
                                             SHARES                AMOUNT
                                             ------                ------
     Sales                                 2,164,799            $22,145,684
     Reinvestments                             1,498                 16,370
     Redemptions                            (143,983)            (1,578,836)
                                           ---------            -----------
     Net Increase                          2,022,314            $20,583,218
                                           ---------            -----------
                                           ---------            -----------
     Shares Outstanding:
       Beginning of period                    10,000
                                           ---------
       End of period                       2,032,314
                                           ---------
                                           ---------

NOTE 4 - INVESTMENT TRANSACTIONS

For the six months ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) for the Fund were $5,911,650 and $5,844,145, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the six months ended December 31, 2004.

As of June 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments                                        $21,601,104
                                                                -----------
                                                                -----------
     Gross unrealized appreciation                                1,857,855
     Gross unrealized depreciation                                 (510,383)
                                                                -----------
     Net unrealized appreciation                                $ 1,347,472
                                                                -----------
                                                                -----------
     Undistributed ordinary income                              $   617,347
     Undistributed long-term capital gain                                --
                                                                -----------
     Total distributable earnings                               $   617,347
                                                                -----------
                                                                -----------
     Other accumulated gains                                    $        --
                                                                -----------
     Total accumulated earnings                                 $ 1,964,819
                                                                -----------
                                                                -----------

NOTE 5 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Company has an Investment Advisory Agreement (the "Agreement") with Northern Capital Management, Inc. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Company, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 0.80% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive all or part of its advisor fee and/or absorb the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 0.80% of its average daily net assets. This agreement will expire on June 30, 2007.

To the extent that the Adviser has deferred or absorbed expenses, it may seek payment of such deferred fees or reimbursement of such absorbed expenses for three years after the year in which fees were deferred or expenses were absorbed. The Fund will seek no such payment or reimbursement, however, if the total Fund operating expenses exceed 0.80%.

The Fund incurred $34,350 in connection with its organization and initial public offering of shares. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Fund for these expenses subject to potential recovery. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

            July 31, 2007     $250,280

Under the current fee structure where the operating expenses are capped at 0.80%, the Adviser will not be able to recover these expenses.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser and/or Fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these reports include the accuracy of the Adviser's or Fund managers forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or Fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL TAX INFORMATION (UNAUDITED)

The Fund designates 22% of dividends declared from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003. Additionally, 22% of ordinary distributions paid qualifies for the dividend received deduction.

PROXY VOTING

A description of theCompany's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-866-5NORCAP and on the SEC's website at www.sec.gov.
The actual voting records relating to portfolio securities during the twelve month period ended June 30, 2004 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-5NORCAP or by accessing the SEC's website at www.sec.gov.

The Fund files complete schedules of portfolio holdings for the Fund's first and third fiscal quarters with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-5NORCAP or by accessing the SEC's website at www.sec.gov.

DIRECTORS

Daniel T. Murphy
Paul A. Perry
John R. Walsh
Christopher Miller
Kirsten E. Spira

OFFICERS

Daniel T. Murphy, Chairman and President
Paul A. Perry, Vice President
Brian A. Hellmer, Secretary
Sarah M. Lucas, Treasurer and Chief Compliance Officer

INVESTMENT ADVISER

NORTHERN CAPITAL MANAGEMENT, LLC
8010 Excelsior Drive, Suite 300
Madison, Wisconsin  53717

CUSTODIAN

U.S. BANK, N.A.
425 Walnut Street
Cincinnati, Ohio  45202

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

TRANSFER AGENT

U.S. BANCORP FUND SERVICES, LLC
For overnight deliveries, use:
NorCap Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin  53202

For regular mail deliveries, use:
NorCap Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

AUDITORS

ERNST & YOUNG, LLP
233 South Wacker Drive
Chicago, Illinois  60606

LEGAL COUNSEL

GODFREY & KAHN, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202


ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

No changes to report.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)   NorCap Funds, Inc.
                    ------------------

     By (Signature and Title) /s/Daniel T. Murphy
                              ---------------------------
                              Daniel T. Murphy, President

     Date    March 11, 2005
           ------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Daniel T. Murphy
                              ---------------------------
                              Daniel T. Murphy, President

     Date    March 11, 2005
           ------------------

     By (Signature and Title) /s/Sarah M. Lucas
                              -------------------------
                              Sarah M. Lucas, Treasurer

     Date    March 11, 2005
           ------------------